Related party transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Due from Related Parties, Current [Abstract]
Accounts payable to related party	$ 1,597	$ 5,389
Accounts and other receivable from related party	15,578	10,970
Guangzhou Millet
Due from Related Parties, Current [Abstract]
Accounts and other receivable from related party		1,456
Xiaomi Technology
Due from Related Parties, Current [Abstract]
Accounts and other receivable from related party	831	576
Due from Other Related Parties, Current	16	15
Itui Online
Due from Related Parties, Current [Abstract]
Accounts and other receivable from related party	12,156	7,689
Beijing Itui
Due from Related Parties, Current [Abstract]
Accounts and other receivable from related party	857	1,153
Shenzhen Xiaomi Technology Co., Ltd.
Due from Related Parties, Current [Abstract]
Accounts and other receivable from related party	1,520	60
Shenzhen Crystal Technology Co., Ltd.
Due from Related Parties, Current [Abstract]
Due from Other Related Parties, Current	7	6
Shenglong Zou
Due from Related Parties, Current [Abstract]
Due from Other Related Parties, Current	9	9
Chuan Wang
Due from Related Parties, Current [Abstract]
Due from Other Related Parties, Current	6	6
Vantage Point Global Limited
Due from Related Parties, Current [Abstract]
Due to Other Related Parties, Current	0	3,883
Aiden & Jasmine Limited
Due from Related Parties, Current [Abstract]
Due to Other Related Parties, Current	1,506	1,451
Chizz
Due from Related Parties, Current [Abstract]
Due from Other Related Parties, Current	176
Due from Related Parties, Noncurrent [Abstract]
Other receivable due from related party	19,311
Quanxun Huiju [Member]
Due from Related Parties, Current [Abstract]
Accounts payable to related party	$ 91	$ 55